BORROWINGS - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 55
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Decrease in borrowings	$ (400)